Commitments and Contingencies (Details)		9 Months Ended		12 Months Ended
	Feb. 14, 2023 shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares
Commitments and Contingencies (Details) [Line Items]
Short form demands		2		2
Underwriting amount			$ 2,070,000	$ 2,070,000
Common stock shares (in Shares) | shares		2,155,000		2,155,000	1,725,000
Percentage of effective excise tax rate		1		1
Excise tax liability		$ 530,415		$ 359,957
Excise tax liability				$ 359,957
Underwriting Agreement Member
Commitments and Contingencies (Details) [Line Items]
Additional shares (in Shares) | shares		900,000		900,000
Underwriting discount rate (in Dollars per share) | $ / shares		$ 0.2		$ 0.2
Aggregate underwriter cash discount		$ 1,200,000		$ 1,200,000
Percenatge of gross proceeds		2.00%		2.00%
Aggregate amount		$ 2,070,000		$ 2,070,000
Percentage of underwriting (in Dollars per share) | $ / shares		$ 0.3		$ 0.3
Underwriting amount		$ 1,800,000		$ 1,800,000
Common stock shares (in Shares) | shares		30,000		30,000
Underwriters shares (in Shares) | shares		34,500		34,500
Underwriting Agreement Member | Sponsor Member
Commitments and Contingencies (Details) [Line Items]
Underwriting discount rate (in Dollars per share) | $ / shares		$ 0.125		$ 0.125
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Additional shares (in Shares) | shares	6,000,000	6,900,000		6,900,000
IPO [Member] | Underwriting Agreement Member
Commitments and Contingencies (Details) [Line Items]
Aggregate amount		$ 1,380,000		$ 1,380,000